T. ROWE PRICE Tax-Free High Yield Fund
May 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Ingevity (1) 1 72
United Airlines Holdings (1) — 19
Westrock  5 306
Total Common Stocks (Cost $213) 397
MUNICIPAL SECURITIES 99.9%
ALABAMA 1.5%
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/28 (1)(2) 3,695 2,540
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/43 (1)(2) 2,865 1,960
Huntsville-Redstone Village Special Care Fac. Fin. Auth., Series A,
6.875%, 1/1/43 (1)(2) 2,000 1,364
Huntsville-Redstone Village Special Care Fac. Fin. Auth., Series A,
7.50%, 1/1/47 (1)(2) 3,580 2,437
Jefferson County, Sewer, Series A, 5.25%, 10/1/48 (3) 14,500 16,237
Jefferson County, Sewer, Series A, 5.50%, 10/1/53 (3) 23,000 25,868
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32 (4) 3,293 3,500
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44 (4) 23,300 26,738
80,644
ALASKA 0.0%
Alaska Housing Fin., Home Mortgage, Series A, VRDN, 0.03%,
6/1/32 (5) 495 495
Valdez, Exxon Pipeline Project, Series A, VRDN, 0.01%, 12/1/33  1,700 1,700
2,195
ARIZONA 1.3%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 0.945%, 1/1/37  2,750 2,780
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/40 (4) 925 998
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/50 (4) 1,600 1,702
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/39 (4) 1,325 1,521
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/49 (4) 1,175 1,331
Arizona IDA, Odyssey Preparatory Academy, 5.00%, 7/1/49 (4) 4,350 4,830
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.25%,
7/1/37 (4) 3,000 3,269

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.50%,
7/1/52 (4) 3,400 3,696
Maricopa County PCR, El Paso Electric, Series A, 4.50%, 8/1/42  3,250 3,355
Peoria IDA, Sierra Winds Life Care, Series A, 5.50%, 11/15/34  3,700 3,783
Peoria IDA, Sierra Winds Life Care, Series A, 5.75%, 11/15/40  6,000 6,135
Phoenix Civic Improvement, Capital Appreciation, 5.50%,
7/1/33 (6) 1,250 1,803
Phoenix Civic Improvement, Capital Appreciation, Series B, 5.50%,
7/1/29 (6) 7,985 10,702
Phoenix Civic Improvement, Capital Appreciation, Series B, 5.50%,
7/1/30 (6) 7,340 10,051
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%, 7/1/44  1,000 1,185
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%, 7/1/49  600 708
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%, 7/1/59  2,120 2,484
Pima County IDA, American Leadership Academy, 4.75%,
6/15/37 (4) 5,250 5,343
Salt Verde Financial, 5.00%, 12/1/32  3,550 4,716
70,392
ARKANSAS 0.5%
Arkansas DFA, Big River Steel Project, 4.50%, 9/1/49 (4)(5) 14,600 16,113
Arkansas DFA, Big River Steel Project, 4.75%, 9/1/49 (4)(5) 5,000 5,653
Arkansas DFA, Washington Regional Medical Center, Series A,
5.00%, 2/1/35  915 1,014
Arkansas DFA, Washington Regional Medical Center, Series C,
5.00%, 2/1/35  1,210 1,342
24,122
CALIFORNIA 5.1%
California, GO, 5.00%, 9/1/41 (7) 6,670 8,754
California Community Housing Agency, Creekwood, Series A,
4.00%, 2/1/56 (4) 26,000 28,026
California Community Housing Agency, Serenity at Larkspur,
Series A, 5.00%, 2/1/50 (4) 7,000 8,078
California Housing Fin., Series 2019-1A, 4.25%, 1/15/35  3,495 4,236
California Municipal Fin. Auth., Baptish Univ., Series A, 5.00%,
11/1/46 (4) 3,000 3,405
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (5) 25,415 30,917
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47 (5) 5,500 6,671
California Municipal Fin. Auth., UCR North Dist. Phase 1, 5.00%,
5/15/49  3,000 3,634
California Municipal Fin. Auth., UCR North Dist. Phase 1, 5.00%,
5/15/52  2,500 3,022
California PFA, Enso Village Project, 2.375%, 11/15/28 (4)(7) 1,500 1,512
California PFA, Enso Village Project, 3.125%, 5/15/29 (4)(7) 1,615 1,630

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California PFA, Enso Village Project, 5.00%, 11/15/46 (4)(7) 750 837
California PFA, Enso Village Project, Series B-3, 2.125%,
11/15/27 (4)(7) 2,650 2,670
California Statewide CDA, Series 2021A, 4.00%, 9/2/28  260 293
California Statewide CDA, Series 2021A, 4.00%, 9/2/29  280 316
California Statewide CDA, Series 2021A, 4.00%, 9/2/30  300 340
California Statewide CDA, Series 2021A, 4.00%, 9/2/31  235 267
California Statewide CDA, Series 2021A, 4.00%, 9/2/41  1,615 1,801
California Statewide CDA, Series 2021A, 4.00%, 9/2/51  1,000 1,098
California Statewide CDA, 899 Charleston Moldaw Residences,
Series A, 5.375%, 11/1/49 (4) 3,500 3,730
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (4) 3,000 3,521
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/46 (4) 4,000 4,493
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (4) 8,250 9,307
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/54  13,000 14,774
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (4) 18,595 22,082
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  2,000 2,278
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/34  1,075 1,323
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/39  1,000 1,214
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  500 597
California Statewide CDA, Terraces at San Joaquin Garden,
Series A, 6.00%, 10/1/42 (Prerefunded 10/1/22) (8) 5,250 5,654
California Statewide CDA, Terraces at San Joaquin Garden,
Series A, 6.00%, 10/1/47 (Prerefunded 10/1/22) (8) 850 915
California Statewide Fin. Auth., Tobacco Industry, Series A, 6.00%,
5/1/43  1,500 1,513
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (4) 17,675 19,098
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56 (4) 3,175 3,487
CSCDA Community Improvement Auth., Parallel Anaheim Social
Bonds, 4.00%, 8/1/56 (4) 4,710 5,114
Golden State Tobacco Securitization, Series A-1, 5.00%, 6/1/47  3,325 3,443
Golden State Tobacco Securitization, Series A-2, 5.30%, 6/1/37  33,050 34,449
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/27  300 312
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/28  410 426
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 0.855%, 7/1/27  7,330 7,367

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Riverside County Redev. Successor Agency, Interstate 215
Corridor Redev., 7.00%, 12/1/31  1,600 1,654
Riverside County Redev. Successor Agency, Interstate 215
Corridor Redev., 7.00%, 12/1/31 (Prerefunded 12/1/21) (8) 300 310
Riverside County Redev. Successor Agency, Interstate 215
Corridor Redev., 7.25%, 12/1/40 (Prerefunded 12/1/21) (8) 2,850 2,949
San Mateo, Bay Meadows Community Fac., Dist. 2008-1, Special
Tax, 6.00%, 9/1/42  1,500 1,573
Santa Margarita Water Dist., Community Fac. Dist. 2013-1, 5.625%,
9/1/43  2,400 2,607
Tobacco Securitization Auth. of Northern California, Series B-2,
Zero Coupon, 6/1/60  21,000 5,134
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/34 (9) 1,975 2,731
269,562
COLORADO 4.5%
Arista Metropolitan Dist., Series A, GO, 5.00%, 12/1/38  2,480 2,684
Arista Metropolitan Dist., Series A, GO, 5.125%, 12/1/48  7,000 7,543
Belleview Station Metropolitan Dist. No. 2, GO, 5.00%, 12/1/36  500 520
Belleview Station Metropolitan Dist. No. 2, GO, 5.125%, 12/1/46  2,375 2,467
Berthoud-Heritage Metropolitan Dist. No. 1, 5.625%, 12/1/48  8,670 9,487
Brighton Crossing Metropolitan Dist. No. 4, Series A, GO, 5.00%,
12/1/47  1,225 1,294
Broadway Station Metropolitan Dist. No. 3, GO, 5.00%, 12/1/39  750 828
Broadway Station Metropolitan Dist. No. 3, GO, 5.00%, 12/1/49  2,250 2,473
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.25%,
12/1/38  1,000 1,078
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.375%,
12/1/48  3,250 3,492
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.00%, 12/1/37  1,250 1,324
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.125%, 12/1/47  4,500 4,767
Canyons Metropolitan Dist. No. 6, Series A, GO, 6.125%, 12/1/47  2,000 2,119
Centerra Metropolitan Dist. No. 1, 5.00%, 12/1/47 (4) 3,500 3,695
Colorado Ed. & Cultural Fac. Auth., Windsor Charter, 5.00%,
9/1/36  1,000 1,006
Colorado Ed. & Cultural Fac. Auth., Windsor Charter, 5.00%,
9/1/46  1,395 1,402
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/31  1,300 1,405
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/37  1,675 1,794
Colorado HFA, Frasier Meadows Manor, Series B, 5.00%, 5/15/33  1,415 1,489
Colorado HFA, Frasier Meadows Manor, Series B, 5.00%, 5/15/39  2,250 2,367
Colorado HFA, Sunny Vista Living Center, Series A, 5.75%,
12/1/35 (4) 1,460 1,505
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (4) 1,365 1,413
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (4) 4,145 4,304

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  950 1,093
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  8,830 10,146
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  14,305 16,409
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  6,775 7,369
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.00%, 12/1/33  3,040 3,296
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.25%, 12/1/48  2,200 2,371
Cornerstar Metropolitan Dist., Series A, GO, 5.125%, 12/1/37  500 529
Cornerstar Metropolitan Dist., Series A, GO, 5.25%, 12/1/47  2,600 2,746
Denver City & County Airport, United Airlines, 5.00%, 10/1/32 (5) 32,190 34,383
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  1,290 1,404
Green Valley Ranch East Metropolitan Dist. No. 6, Series A, GO,
5.875%, 12/1/50  2,200 2,442
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 5.125%,
12/1/37  1,695 1,824
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 5.25%,
12/1/47  3,970 4,256
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  4,905 5,183
Palisade Metropolitan Dist. No. 2, GO, 5.00%, 12/1/46  2,447 2,541
Park Creek Metropolitan Dist., Property Tax, Series A, 5.00%,
12/1/45  19,500 22,364
Peak Metropolitan Dist. No. 1, Series A, GO, 4.00%, 12/1/35 (4) 500 537
Peak Metropolitan Dist. No. 1, Series A, GO, 5.00%, 12/1/51 (4) 3,450 3,791
Public Auth. for Colorado Energy, 6.25%, 11/15/28  6,025 7,604
Public Auth. for Colorado Energy, 6.50%, 11/15/38  16,635 25,938
Pueblo Urban Renewal Auth., 4.75%, 12/1/45 (4) 4,000 4,517
Saint Vrain Lakes Metropolitan Dist. No. 2, Series A, GO, 5.00%,
12/1/37  1,000 1,069
Saint Vrain Lakes Metropolitan Dist. No. 2, Series A, GO, 5.125%,
12/1/47  3,050 3,259
Serenity Ridge Metropolitan Dist. No. 2, Series A, GO, 4.50%,
12/1/28  496 533
Serenity Ridge Metropolitan Dist. No. 2, Series A, GO, 5.125%,
12/1/43  1,000 1,073
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/36  810 842
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/46  1,600 1,661
STC Metropolitan Dist. No. 2, Series A, GO, 4.00%, 12/1/29  1,000 1,086
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  850 933
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/49  1,000 1,088
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/32 (3) 750 965
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/35 (3) 300 383

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/50 (3) 1,500 1,863
Whispering Pines Metropolitan Dist. No. 1, Series A, GO, 5.00%,
12/1/37  1,000 1,059
Whispering Pines Metropolitan Dist. No. 1, Series A, GO, 5.00%,
12/1/47  3,380 3,564
240,577
CONNECTICUT 1.6%
Connecticut State HEFA, Series F, 5.00%, 7/1/32  4,140 4,731
Connecticut State HEFA, Series F, 5.00%, 7/1/33  2,595 2,961
Connecticut State HEFA, Series F, 5.00%, 7/1/43  10,250 11,507
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/46 (4) 1,250 1,387
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/53 (4) 1,600 1,770
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/44  3,625 4,045
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/49  5,305 5,892
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/31  3,945 4,518
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/34  1,815 2,068
Connecticut State HEFA, Stamford Hosp., Series J, 5.00%, 7/1/42  15,380 15,952
Hamden Town, Whitney Center Project, 5.00%, 1/1/40  9,000 9,701
Hamden Town, Whitney Center Project, 5.00%, 1/1/50  9,000 9,608
Mashantucket Western Pequot Tribe, (4.00% Cash and 2.05%
PIK), 6.05%, 7/1/31 (10) 25,151 3,773
Mohegan Tribe of Indians, Priority Distributions, Series C, 5.25%,
2/1/22 (4) 2,515 2,567
Mohegan Tribe of Indians, Priority Distributions, Series C, 5.50%,
2/1/23 (4) 3,140 3,312
83,792
DELAWARE 1.0%
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  250 288
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  1,300 1,579
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/50  1,750 2,089
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/37  1,000 1,211
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  6,210 7,430
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  2,570 3,055
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  3,400 4,023
Delaware HFA, Nanticoke Memorial Hosp., 5.00%, 7/1/28
(Prerefunded 7/1/23) (8) 4,000 4,386
Delaware HFA, Nanticoke Memorial Hosp., 5.00%, 7/1/32
(Prerefunded 7/1/23) (8) 3,250 3,564
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  260 301

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/40  1,125 1,282
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/48  2,950 3,324
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/53  4,350 4,888
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/58  3,685 4,129
Sussex County, Cadbury at Lewes, 5.00%, 1/1/36  10,615 11,550
53,099
DISTRICT OF COLUMBIA 1.8%
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  48,185 10,322
District of Columbia Tobacco Settlement Fin., Series B, Zero
Coupon, 6/15/46  23,000 3,973
District of Columbia, American Society of Hematology, 5.00%,
7/1/42 (Prerefunded 7/1/22) (8) 5,095 5,362
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/32 (Prerefunded 12/1/22) (8) 2,125 2,276
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/36  3,000 3,455
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/41  1,945 2,223
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/46  2, 885 3,279
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  2,895 3,098
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  5,135 5,464
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  12,065 12,779
District of Columbia, Methodist Home of D.C., Series A, 5.125%,
1/1/35  1,565 1,644
District of Columbia, Methodist Home of D.C., Series A, 5.25%,
1/1/39  1,015 1,067
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  14,000 18,773
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/38  10,000 6,573
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/39  2,000 1,274
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/40  5,000 3,091
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B-AGM-CR, Zero Coupon, 10/1/37 (3) 12,805 9,128

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series C, 6.50%, 10/1/41 (9) 1,000 1,286
95,067
FLORIDA 4.0%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34  240 241
Alachua County HFA, East Ridge Retirement Village, 6.375%,
11/15/49  9,450 9,460
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series A,
5.00%, 12/1/44  15,500 17,417
Boggy Creek Improvement Dist., Special Assessment, 5.125%,
5/1/43  9,560 10,122
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/29  875 1,098
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/30  250 317
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/31  1,115 1,406
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/33  1,000 1,252
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/34  1,250 1,559
Capital Trust Agency, Bridge Univ. Student Housing, Series A,
5.25%, 12/1/58 (4) 9,125 10,481
Celebration Pointe Community Dev. Dist., 4.75%, 5/1/24  545 581
Celebration Pointe Community Dev. Dist., 5.125%, 5/1/45  955 997
Celebration Pointe Community Dev. Dist., Alachua County, 5.00%,
5/1/32 (4) 1,140 1,256
Celebration Pointe Community Dev. Dist., Alachua County, 5.00%,
5/1/48 (4) 3,095 3,315
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  390 406
Davie Ed. Fac., Nova Southeastern Univ., Series A, 6.00%, 4/1/42
(Prerefunded 4/1/23) (8) 12,160 13,448
Double Branch Community Dev. Dist., Special Assessment,
Series A-1, 4.00%, 5/1/25  250 266
Fishhawk Community Dev. Dist., Special Assessment, 7.25%,
5/1/43  2,110 2,310
Florida Dev. Fin., Waste Pro USA, 3.00%, 6/1/32 (5)(7) 4,000 4,198
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.75%, 6/1/38 (4) 3,150 3,733
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
5.00%, 6/1/48 (4) 12,445 14,685
Florida Higher Ed. Fac. Fin. Auth., Nova Southeastern Univ., 5.00%,
4/1/30  1,150 1,344

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Florida Higher Ed. Fac. Fin. Auth., Nova Southeastern Univ., 5.00%,
4/1/31  2,670 3,112
Florida Higher Ed. Fac. Fin. Auth., Nova Southeastern Univ., 5.00%,
4/1/32  1,750 2,036
Florida Higher Ed. Fac. Fin. Auth., Nova Southeastern Univ., 5.00%,
4/1/36  1,000 1,156
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (4) 11,490 13,517
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.50%, 5/1/39 (4) 1,200 1,396
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.65%, 5/1/48 (4) 1,505 1,753
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
4.00%, 5/1/22  120 122
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.25%, 5/1/37  3,645 4,103
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.375%, 5/1/47  4,600 5,159
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.00%, 5/1/36  1,780 1,953
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.125%, 5/1/46  3,540 3,877
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.30%,
5/1/39  1,000 1,156
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.45%,
5/1/48  1,725 1,979
Lee County IDA, Preserve, Series A, 5.00%, 12/1/27 (4) 325 340
Lee County IDA, Preserve, Series A, 5.375%, 12/1/32 (4) 1,000 1,048
Lee County IDA, Preserve, Series A, 5.625%, 12/1/37 (4) 1,490 1,558
Lee County IDA, Preserve, Series A, 5.75%, 12/1/52 (4) 8,250 8,516
Miami-Dade County Aviation, Series A, 5.00%, 10/1/31
(Prerefunded 10/1/22) (5)(8) 2,000 2,126
Orange County HFA, Series C-1, VRDN, 0.04%, 1/1/39  2,360 2,360
OTC Community Dev. Dist., Jacksonville, Special Assessment,
Series A, 5.30%, 5/1/38  1,880 1,882
Palm Beach County HFA, Sinai Residences of Boca Raton,
Series A, 7.50%, 6/1/49  4,750 5,084
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/37  1,385 1,506
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/42  1,600 1,731
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/47  3,205 3,458
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/52  6,770 7,295
Sumter County IDA, Central Florida Health Alliance, Series A,
5.25%, 7/1/44  6,170 6,782
Tampa, Univ. of Tampa, 5.00%, 4/1/40  2,500 2,864
Tampa, Univ. of Tampa, 5.00%, 4/1/45  6,120 6,972
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
1, STEP, 5/1/40  960 929

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
2, STEP, 5/1/40  590 446
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
3, 6.61%, 5/1/40 (1)(2) 640 —
Tolomato Community Dev. Dist., Special Assessment, Series 3,
6.45%, 5/1/23 (1)(2) 155 —
Tolomato Community Dev. Dist., Special Assessment, Series 3,
6.65%, 5/1/40 (1)(2) 160 —
Tolomato Community Dev. Dist., Special Assessment, Series A-4,
STEP, 5/1/40  235 207
Village Community Dev. Dist. No. 10, Special Assessment, 5.00%,
5/1/32  2,175 2,248
Village Community Dev. Dist. No. 10, Special Assessment, 5.125%,
5/1/24  1,250 1,341
Village Community Dev. Dist. No. 10, Special Assessment, 5.125%,
5/1/43  4,190 4,337
Village Community Dev. Dist. No. 10, Special Assessment, 5.75%,
5/1/31  3,335 3,607
Village Community Dev. Dist. No. 10, Special Assessment, 6.00%,
5/1/44  4,250 4,617
Village Community Dev. Dist. No. 9, Special Assessment, 5.25%,
5/1/31  1,150 1,183
Village Community Dev. Dist. No. 9, Special Assessment, 5.50%,
5/1/42  1,525 1,569
215,217
GEORGIA 2.8%
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29  3,000 1,956
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  16,725 10,847
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  10,770 6,992
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/47 (4) 3,450 3,632
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (4) 2,750 2,873
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/42  5,400 6,429
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/45  5,535 6,589
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.50%, 2/15/42  10,000 12,202
George L Smith II Congress Center Auth., Convention Center
Hotel, 2.375%, 1/1/31  1,160 1,244
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (4) 1,550 1,730

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  1,000 1,198
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  5,370 6,255
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (4) 3,335 4,061
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (4) 16,465 19,472
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health
System, RAC, 5.00%, 8/1/47  4,970 5,837
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (4) 370 398
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37 (4) 1,540 1,755
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (4) 2,500 2,822
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (4) 1,535 1,739
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/49  3,000 4,517
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (4) 3,465 3,882
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/37 (4) 2,795 3,138
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/47 (4) 11,000 12,146
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/49  12,455 15,028
Savannah Economic Dev. Auth., Marshes of Skidaway, 7.25%,
1/1/44 (Prerefunded 1/1/24) (8) 9,575 11,252
147,994
GUAM 0.2%
Territory of Guam, Series F, 4.00%, 1/1/36 (7) 4,500 5,219
Territory of Guam, Series F, 4.00%, 1/1/42 (7) 1,075 1,223
Territory of Guam, Series F, 5.00%, 1/1/30 (7) 1,000 1,248
Territory of Guam, Series F, 5.00%, 1/1/31 (7) 1,000 1,270
8,960
HAWAII 0.1%
Hawaii Dept. of Budget & Fin., Kahala Nui Senior Living, 5.125%,
11/15/32  1,300 1,371
Hawaii Dept. of Budget & Fin., Kahala Nui Senior Living, 5.25%,
11/15/37  2,100 2,213
3,584
IDAHO 0.2%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/39  5,000 5,491
Power County Ind. Dev., FMC Project, 6.45%, 8/1/32 (5) 4,570 4,591
10,082

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
ILLINOIS 7.3%
Chicago, Series 2005D, GO, 5.50%, 1/1/40  12,000 13,436
Chicago, Series 2007E, GO, 5.50%, 1/1/35  1,500 1,690
Chicago, Series A, GO, 5.00%, 1/1/39  1,300 1,555
Chicago, Series A, GO, 5.00%, 1/1/40  3,000 3,581
Chicago, Series A, GO, 5.50%, 1/1/35  4,000 5,000
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/34 (3) 1,000 1,248
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/35 (3) 1,000 1,245
Chicago Board of Ed., School Reform, Series A, GO, Zero Coupon,
12/1/23 (11) 2,000 1,951
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/27 (11) 15,525 13,809
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/29 (3) 14,205 12,122
Chicago Midway Int'l. Airport, Series B, 5.00%, 1/1/46  4,700 5,540
Chicago O'Hare Int'l. Airport, Customer Fac. Charge, 5.75%,
1/1/38  12,000 12,957
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/33  1,000 1,152
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/34  1,000 1,150
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/35  1,000 1,148
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/39  1,500 1,714
Chicago Waterworks, 5.00%, 11/1/25  2,000 2,373
Chicago Waterworks, 5.00%, 11/1/44  2,650 2,995
Chicago Waterworks, Series A-1, 5.00%, 11/1/27  1,345 1,653
Chicago, City Colleges, GO, Zero Coupon, 1/1/27 (11) 10,000 9,037
Illinois, GO, 5.00%, 2/1/28  4,250 5,106
Illinois, GO, 5.00%, 5/1/34  2,000 2,199
Illinois, GO, 5.125%, 5/1/22  500 522
Illinois, GO, 5.25%, 2/1/33  4,000 4,398
Illinois, GO, 5.25%, 2/1/34  3,100 3,406
Illinois, GO, 5.375%, 5/1/23  1,100 1,204
Illinois, GO, 5.50%, 5/1/24  1,000 1,144
Illinois, GO, 5.50%, 5/1/25  1,800 2,135
Illinois, GO, 5.50%, 7/1/38  8,500 9,203
Illinois, Series A, GO, 5.00%, 10/1/31  2,500 3,061
Illinois, Series B, GO, 5.00%, 12/1/23  9,450 10,507
Illinois, Series B, GO, 5.00%, 10/1/31  2,300 2,816
Illinois, Series B, GO, 5.00%, 10/1/32  3,140 3,834
Illinois, Series C, GO, 5.00%, 11/1/29  8,675 10,484
Illinois, Series D, GO, 5.00%, 11/1/24  3,600 4,133
Illinois, Series D, GO, 5.00%, 11/1/25  1,000 1,183
Illinois, Series D, GO, 5.00%, 11/1/28  7,130 8,679
Illinois DFA, Citgo Petroleum, 8.00%, 6/1/32 (5) 1,750 1,752
Illinois Fin. Auth., Admiral at the Lake, 5.00%, 5/15/33  14,000 14,517
Illinois Fin. Auth., Admiral at the Lake, 5.125%, 5/15/38  11,000 11,378
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/42  2,000 2,070

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/54  12,000 12,301
Illinois Fin. Auth., Chicago Univ. Medical, Series E-1, VRDN, 0.01%,
8/1/43  2,100 2,100
Illinois Fin. Auth., Christian Homes, 5.00%, 5/15/36  1,400 1,552
Illinois Fin. Auth., Christian Homes, 5.00%, 5/15/40  1,250 1,376
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/37  3,855 4,344
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/47  1,555 1,724
Illinois Fin. Auth., Franciscan Communities, Series A, 5.125%,
5/15/43 (Prerefunded 5/15/23) (8) 190 208
Illinois Fin. Auth., Franciscan Communities, Series A, 5.25%,
5/15/47 (Prerefunded 5/15/23) (8) 885 971
Illinois Fin. Auth., Franciscan Communities, Unrefunded Balance,
Series A, 5.125%, 5/15/43  1,310 1,370
Illinois Fin. Auth., Franciscan Communities, Unrefunded Balance,
Series A, 5.25%, 5/15/47  6,115 6,405
Illinois Fin. Auth., Navistar Int'l., VRDN, 4.75%, 10/15/40 (Tender
8/1/30) (4) 12,450 13,244
Illinois Fin. Auth., OSF Healthcare System, Series C, VRDN, 0.01%,
11/15/37  2,500 2,500
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/45  1,200 1,419
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/50  3,250 3,842
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/35  5,000 5,681
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/44  5,000 5,618
Illinois Fin. Auth., Three Crowns Park, 5.00%, 2/15/32  1,150 1,172
Illinois Fin. Auth., Three Crowns Park, 5.25%, 2/15/37  800 817
Illinois Fin. Auth., Three Crowns Park, 5.25%, 2/15/47  4,100 4,126
Illinois Fin. Auth., Villa Saint Benedict, 6.125%, 11/15/35  3,390 3,809
Illinois Fin. Auth., Villa Saint Benedict, 6.375%, 11/15/43  4,000 4,488
Lombard Public Fac., Series A-2, 5.50%, 1/1/30 (4)(12) 2,225 2,265
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/45  750 922
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  22,100 27,040
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
5.00%, 6/15/57  9,830 11,615
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 12/15/30 (11) 3,840 3,145
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 12/15/33 (11) 60,550 45,205
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (11) 7,500 10,640
Upper Illinois River Valley Dev. Auth., Cambridge Lakes Learning
Center, Series A, 5.00%, 12/1/32 (4) 4,175 4,524

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Upper Illinois River Valley Dev. Auth., Cambridge Lakes Learning
Center, Series A, 5.25%, 12/1/47 (4) 8,105 8,702
392,212
INDIANA 2.3%
East Chicago, USG Project, 5.50%, 9/1/28 (5) 1,770 1,797
Indiana Fin. Auth., Community Foundation of Northwest Indiana,
5.00%, 3/1/36  9,000 10,127
Indiana Fin. Auth., Community Foundation of Northwest Indiana,
5.00%, 3/1/41 (Prerefunded 3/1/22) (8) 4,250 4,406
Indiana Fin. Auth., Greencroft Obligated Group, Series A, 7.00%,
11/15/43  8,000 8,690
Indiana Fin. Auth., Ohio River Bridges, Series A, 5.00%, 7/1/48 (5) 18,975 20,619
Indiana Fin. Auth., Ohio River Bridges, Series A, 5.25%, 1/1/51 (5) 15,000 16,371
Indiana Fin. Auth., Ohio Valley Electric, Series A, 5.00%, 6/1/32  3,000 3,093
Indiana Fin. Auth., Ohio Valley Electric, Series A, 5.00%, 6/1/39  12,405 12,753
Indiana Fin. Auth., United States Steel, Series A, 4.125%, 12/1/26  13,820 15,093
Indianapolis Airport Auth., United Airlines, Series A, 6.50%,
11/15/31 (1)(5)(13) 9,846 —
Town of Shoals, National Gypsum, 7.25%, 11/1/43 (5) 4,250 4,619
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (5) 7,400 8,350
Valparaiso, Pratt Paper, 7.00%, 1/1/44 (5) 10,000 11,232
Vigo County Hosp. Auth., Union Hosp., 7.75%, 9/1/31
(Prerefunded 9/1/21) (8) 6,170 6,285
123,435
IOWA 0.2%
Iowa Fin. Auth., Iowa Fertilizer, 3.125%, 12/1/22  2,210 2,254
Iowa Fin. Auth., Iowa Fertilizer, 5.25%, 12/1/25  4,250 4,651
Iowa Fin. Auth., Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)  3,485 3,846
10,751
KANSAS 0.1%
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/30  1,270 1,428
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/32  1,150 1,284
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/39  1,175 1,299
4,011
KENTUCKY 2.4%
Kentucky Economic DFA, Baptist Life Communities, 6.25%,
11/15/46  3,500 3,438
Kentucky Economic DFA, Baptist Life Communities, 6.375%,
11/15/51  5,850 5,824
Kentucky Economic DFA, Louisville Arena Auth., Series A, 5.00%,
12/1/45 (3) 3,200 3,902

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Kentucky Economic DFA, Louisville Arena Auth., Series A, 5.00%,
12/1/47 (3) 4,375 4,656
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  7,100 7,224
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/51  3,675 3,731
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.375%,
11/15/42  4,500 4,540
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.50%,
11/15/45  2,350 2,373
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  4,100 4,741
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  5,100 5,869
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  8,100 9,260
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  7,625 8,936
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  14,100 15,695
Kentucky Public Transportation Infrastructure Auth., Downtown
Crossing, Series A, 5.75%, 7/1/49  2,900 3,200
Kentucky Public Transportation Infrastructure Auth., Downtown
Crossing, Series A, 6.00%, 7/1/53  10,000 11,077
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series A, VRDN, 0.01%, 1/1/29 (5) 22,100 22,100
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series B, VRDN, 0.02%, 1/1/29 (5) 7,600 7,600
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series C, VRDN, 0.02%, 1/1/29 (5) 1,300 1,300
125,466
LOUISIANA 1.9%
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.50%, 6/15/38 (4) 2,400 2,744
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.625%, 6/15/48 (4) 2,805 3,174
Louisiana Local Gov't Environmental Fac. & Community Dev. Auth.,
Westlake Chemical, 3.50%, 11/1/32  23,000 25,550
New Orleans Aviation Board, Series A, 5.00%, 1/1/40  4,900 5,631
New Orleans Aviation Board, Series B, 5.00%, 1/1/40 (5) 1,000 1,132
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/28 (5) 600 730
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/29 (5) 500 606
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/30 (5) 300 361
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/31 (5) 650 782
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/32 (5) 750 905
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/34 (5) 810 975

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/35 (5) 650 782
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/43 (5) 2,000 2,384
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/48 (5) 7,700 9,180
New Orleans Sewerage Service, 5.00%, 6/1/33 (Prerefunded
6/1/25) (8) 1,445 1,696
New Orleans Sewerage Service, 5.00%, 6/1/40 (Prerefunded
6/1/25) (8) 2,735 3,211
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25) (8) 1,750 2,054
New Orleans Water System, 5.00%, 12/1/40 (Prerefunded
12/1/25) (8) 6,750 8,059
New Orleans Water System, 5.00%, 12/1/45 (Prerefunded
12/1/25) (8) 5,505 6,573
Saint Charles Parish PCR, Shell Oil Norco Project, VRDN, PCR,
0.02%, 11/1/21 (5) 300 300
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (4) 1,650 1,887
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (4) 5,290 6,777
Saint James Parish, Nustar Logistics, Series 2, 6.35%, 7/1/40 (4) 5,350 6,960
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (4) 6,930 8,878
101,331
MAINE 0.1%
Maine HHEFA, Main General Medical Center, 6.00%, 7/1/26
(Prerefunded 7/1/21) (8) 2,065 2,075
Maine HHEFA, Main General Medical Center, 6.75%, 7/1/36
(Prerefunded 7/1/21) (8) 4,000 4,021
6,096
MARYLAND 4.7%
Anne Arundel County, Annapolis Area Christian School, Series A,
5.50%, 7/1/23  505 519
Anne Arundel County, Annapolis Area Christian School, Series A,
6.50%, 7/1/33  2,555 2,691
Anne Arundel County, Annapolis Area Christian School, Series A,
6.75%, 7/1/43  4,965 5,223
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  21,530 22,649
Frederick County, Series C, 4.00%, 7/1/50  1,250 1,417
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/27  1,500 1,704
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/28  2,000 2,265
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  11,535 12,946
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  1,860 2,080

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland Economic Dev., Baltimore City Project, Series A, 5.00%,
6/1/58  5,100 5,489
Maryland Economic Dev., Bowie State Univ. Project, 5.00%, 6/1/25  1,700 1,85 3
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (4) 2,400 2,759
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (4) 2,540 2,892
Maryland Economic Dev., Port Covington Project, 3.25%, 9/1/30  750 843
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/40  2,200 2,556
Maryland Economic Dev., Purple Line Light Rail, 5.00%,
3/31/27 (5) 500 597
Maryland Economic Dev., Purple Line Light Rail, 5.00%,
9/30/27 (5) 3,435 3,512
Maryland Economic Dev., Purple Line Light Rail, 5.00%,
9/30/30 (5) 1,000 1,174
Maryland Economic Dev., Purple Line Light Rail, 5.00%,
3/31/32 (5) 2,050 2,396
Maryland Economic Dev., Purple Line Light Rail, Series B, 5.00%,
9/30/26 (5) 500 511
Maryland Economic Dev., Purple Line Light Rail, Series C, 5.00%,
9/30/28 (5) 1,500 1,534
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%,
9/30/26 (5) 300 359
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%,
9/30/29 (5) 2,100 2,476
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%,
3/31/36 (5) 5,875 6,805
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%,
3/31/46 (5) 2,750 3,131
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%,
3/31/51 (5) 5,635 6,395
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/21  1,000 1,000
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/23  1,000 1,085
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/24  545 612
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  1,045 1,208
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  1,000 1,213
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,500 1,852
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  1,000 1,214
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  1,030 1,240

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  2,585 3,092
Maryland HHEFA, 5.00%, 7/1/39  5,000 5,568
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  6,860 8,223
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  20,675 24,419
Maryland HHEFA, Adventist Healthcare, Series A, 6.125%, 1/1/36  3,500 3,619
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45  1,000 1,138
Maryland HHEFA, City Neighbors Charter School, Series A, 6.75%,
7/1/44  2,800 3,015
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/32  600 715
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/33  1,525 1,813
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/34  1,800 2,136
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/35  1,605 1,900
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/36  1,500 1,772
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/29  2,640 3,059
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  9,725 11,005
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  3,255 3,698
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  5,440 6,155
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  3,370 3,800
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (8) 11,910 13,697
Montgomery County, Friends House Retirement Community,
Series A, 5.00%, 7/1/39  325 338
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  6,500 6,796
Prince George's County Auth., Suitland-Naylor Road, 4.75%,
7/1/36 (4) 1,750 1,897
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (4) 2,500 2,720
Prince George's County, National Harbor Project, 5.20%, 7/1/34  2,665 2,686
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  1,500 1,626
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  2,010 2,162
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  1,000 1,079
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  395 406
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,970 2,055
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  3,400 3,635
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  6,065 6,462
Rockville, Ingleside at King Farm, 5.00%, 11/1/29  500 546
Rockville, Ingleside at King Farm, 5.00%, 11/1/32  500 541
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34  4,500 4,774
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44  4,500 4,792

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  1,670 1,758
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  3,645 3,994
253,291
MASSACHUSETTS 0.8%
Massachusetts DFA, Boston Univ., Series P, 5.45%, 5/15/59 (9) 2,525 3,336
Massachusetts DFA, Linden Ponds Fac., 5.00%, 11/15/38 (4) 2,690 2,995
Massachusetts DFA, Linden Ponds Fac., 5.125%, 11/15/46 (4) 3,700 4,103
Massachusetts DFA, Milford Regional Medical Center, Series F,
5.625%, 7/15/36  605 651
Massachusetts DFA, Milford Regional Medical Center, Series F,
5.75%, 7/15/43  3,290 3,531
Massachusetts DFA, NewBridge Charles, 5.00%, 10/1/57 (4) 13,000 14,203
Massachusetts DFA, NewBridge on Charles, 5.00%, 10/1/37 (4) 4,500 4,940
Massachusetts DFA, NewBridge on the Charles, 5.00%,
10/1/47 (4) 6,625 7,247
41,006
MICHIGAN 2.2%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/37  1,000 1,112
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/41  5,695 6,233
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/47  15,895 17,045
Detroit, GO, 5.00%, 4/1/29  725 869
Detroit, GO, 5.00%, 4/1/30  700 837
Detroit, GO, 5.00%, 4/1/31  750 895
Detroit, GO, 5.00%, 4/1/32  850 1,014
Detroit, GO, 5.00%, 4/1/33  1,200 1,429
Detroit, GO, 5.00%, 4/1/37  2,100 2,480
Detroit, GO, 5.00%, 4/1/38  1,400 1,650
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/32  2,110 2,312
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/37  1,190 1,297
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/47  2,775 2,996
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/52  1,185 1,277
Great Lakes Water Auth. Sewage Disposal System, Series C,
5.00%, 7/1/30  950 1,146
Great Lakes Water Auth. Sewage Disposal System, Series C,
5.00%, 7/1/36  24,000 28,843
Karegnondi Water Auth., Water Supply System, Series A, 5.25%,
11/1/40  20,000 22,272
Michigan Fin. Auth., Series C-2, 5.00%, 7/1/44 (Prerefunded
7/1/22) (5)(8) 1,220 1,283

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series C, 5.00%, 7/1/35  6,190 7,227
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/34  4,140 4,841
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/52  25,490 2,804
Wayne County Airport Auth., Detroit Metropolitan Airport, Series A,
5.00%, 12/1/42  5,220 5,573
Wayne County Airport Auth., Detroit Metropolitan Airport, Series B,
5.00%, 12/1/44  2,250 2,579
118,014
MINNESOTA 0.1%
Deephaven, Seven Hills Preparatory Academy, Series A, 5.00%,
10/1/37  520 544
Deephaven, Seven Hills Preparatory Academy, Series A, 5.00%,
10/1/49  1,000 1,037
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/41  850 934
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/51  660 717
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/56  575 622
3,854
MISSISSIPPI 0.0%
Mississippi Business Fin., Chevron USA Project, Series B, VRDN,
0.01%, 11/1/35  1,600 1,600
1,600
MISSOURI 2.2%
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/50 (5) 11,250 12,862
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/50 (3)(5) 2,500 2,891
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/57 (3)(5) 18,750 21,493
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/37  2,000 2,246
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/42  1,700 1,890
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/50  4,000 4,394
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/34  1,400 1,607
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/35  1,100 1,258
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/46  6,500 7,305
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  4,750 5,370
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  15,500 17,440
Saint Louis County IDA, Nazareth Living Center, Series A, 5.00%,
8/15/30  1,000 1,043
Saint Louis County IDA, Nazareth Living Center, Series A, 5.00%,
8/15/35  700 725
Saint Louis County IDA, Nazareth Living Center, Series A, 5.125%,
8/15/45  1,700 1,751

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Saint Louis County IDA, Saint Andrews Resources for Seniors,
5.00%, 12/1/35  2,000 2,154
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  2,125 2,270
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  925 937
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  2,740 2,775
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  2,950 3,020
Saint Louis Land Clearance for Redev. Auth., National Geospatial
Intelligence Agency, 5.125%, 6/1/46  5,235 5,915
Saint Louis Land Clearance for Redev. Auth., National Geospatial
Intelligence Agency, 5.375%, 6/1/43  14,650 16,842
116,188
MONTANA 0.3%
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/37  685 745
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/47  7,250 7,802
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/52  7,450 7,988
16,535
NEBRASKA 0.4%
Central Plains Energy Project, Series A, 5.00%, 9/1/30  3,500 4,527
Central Plains Energy Project, Series A, 5.00%, 9/1/35  10,570 14,796
19,323
NEVADA 0.5%
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/34  1,760 1,938
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/39  2,615 2,863
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/44  3,745 4,080
Las Vegas Redev. Agency, 5.00%, 6/15/30  415 481
Las Vegas Redev. Agency, 5.00%, 6/15/40  4,525 5,148
Las Vegas Redev. Agency, 5.00%, 6/15/45  7,950 8,953
Reno, Retrac-Reno Transportation, 5.00%, 6/1/33 (3) 200 243
Reno, Retrac-Reno Transportation, 5.00%, 6/1/36  250 289
Reno, Retrac-Reno Transportation, 5.00%, 6/1/37  500 577
Reno, Retrac-Reno Transportation, 5.00%, 6/1/38 (3) 100 120
Reno, Retrac-Reno Transportation, 5.00%, 6/1/48  500 566
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (4) 18,000 3,002
28,260
NEW HAMPSHIRE 0.5%
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (4)(5) 4,100 4,259

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.25%, 7/1/39 (4) 1,570 1,644
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.625%, 7/1/46 (4) 875 924
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.75%, 7/1/54 (4) 2,185 2,312
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/37 (4) 1,715 1,286
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/52 (4) 4,220 3,165
New Hampshire HEFA, Hillside Villiage, Series A, 6.25%,
7/1/42 (4) 2,550 1,912
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  800 925
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/40  750 861
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/46  6,110 6,953
24,241
NEW JERSEY 4.3%
Atlantic County Improvement Auth., Stockton Univ., 4.00%,
7/1/53 (3) 5,290 6,216
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, 5.00%, 12/1/24 (5) 3,395 3,557
New Jersey Economic Dev. Auth., Barnabas Health, Series A,
ETM, Zero Coupon, 7/1/26 (11)(14) 2,500 2,388
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/49 (4) 1,000 1,089
New Jersey Economic Dev. Auth., Continental Airlines, 5.25%,
9/15/29 (5) 5,000 5,296
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30 (5) 9,000 10,095
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31 (3)(5) 3,000 3,358
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (5) 7,615 8,492
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (5) 1,500 1,680
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (5) 17,000 19,128
New Jersey Economic Dev. Auth., Kapkowski Road Landfill,
5.75%, 10/1/21  665 670
New Jersey Economic Dev. Auth., Lions Gate, 4.375%, 1/1/24  765 782
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29  1,035 1,069
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/34  1,980 2,035
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44  4,900 5,027
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59 (5) 2,025 2,437

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/37 (5) 13,195 15,460
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47 (5) 15,380 17,705
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/30  2,000 2,138
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  7,860 8,261
New Jersey Economic Dev. Auth., Transit Trans. Project, 4.00%,
11/1/44  5,000 5,692
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.00%, 6/15/37 (5) 1,250 1,295
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.125%, 6/15/43 (5) 1,750 1,813
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., Series A,
5.50%, 7/1/43  4,000 4,407
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/35  1,000 1,190
New Jersey HCFFA, Valley Health System, 5.00%, 7/1/31  1,000 1,293
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/38 (7) 5,325 6,022
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39 (7) 1,000 1,128
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/40 (7) 1,100 1,238
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/41 (7) 4,950 5,554
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42 (7) 1,000 1,119
New Jersey Transportation Trust Fund Auth., Series AA, 4.00%,
6/15/45  4,655 5,342
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/35 (7) 3,125 3,877
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36 (7) 1,000 1,237
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/37 (7) 1,000 1,233
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/38 (7) 1,775 2,183
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/31  11,625 13,726
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/28  15,000 13,149
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  3,425 4,258
New Jersey Transportation Trust Fund Auth., Transportation
System, Series C, Zero Coupon, 12/15/30 (11) 4,520 3,787

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Transportation
System, Series C, Zero Coupon, 12/15/31 (11) 9,640 7,815
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/51  4,850 5,719
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/31  4,575 5,734
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/32  2,800 3,563
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  10,000 12,178
231,435
NEW YORK 4.7%
Brookhaven Local Dev., Jeffersons Ferry Project, 5.25%, 11/1/36  1,500 1,778
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (4) 500 574
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (4)(5) 735 785
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (4)(5) 12,500 13,982
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/30 (4) 1,200 1,464
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/31 (4) 1,000 1,217
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/34 (4) 1,000 1,214
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/36 (4) 1,700 2,058
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  6,450 7,091
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  29,360 11,069
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 0.00%, 1/1/55  9,620 10,024
Nassau County IDA, Amsterdam at Harborside, Series A, 5.875%,
1/1/23 (1)(2) 761 419
Nassau County IDA, Amsterdam at Harborside, Series A, 6.50%,
1/1/32 (1)(2) 113 62
Nassau County IDA, Amsterdam at Harborside, Series A, 6.50%,
1/1/34 (1)(2) 769 423
Nassau County IDA, Amsterdam at Harborside, Series A, 6.70%,
1/1/49 (1)(2) 15,319 8,425
Nassau County IDA, Amsterdam at Harborside, Series A, 6.70%,
1/1/49 (1)(2) 1,473 810
Nassau County IDA, Amsterdam at Harborside, Series B, 5.50%,
7/1/20 (1)(2) 190 152
Nassau County IDA, Amsterdam at Harborside, Series C, 2.00%,
1/1/49 (1)(2) 5,376 538
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (4) 2,000 2,257

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (4) 31,005 34,943
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  28,865 41,539
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (5) 14,810 14,918
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (5) 15,725 15,835
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35 (5) 6,250 8,018
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (5) 3,800 4,793
New York Transportation Dev., JFK Int'l. Airport, 5.25%, 8/1/31 (5) 2,900 3,456
New York Transportation Dev., JFK Int'l. Airport, 5.375%, 8/1/36 (5) 3,200 4,009
New York Urban Dev., Series E-2, 4.00%, 3/15/39  20,000 23,827
Onondaga Civic Dev., Saint Joseph's Hosp., 5.00%, 7/1/42
(Prerefunded 7/1/22) (8) 8,930 9,393
Suffolk County Economic Dev., Saint Johnland Assisted Living,
5.125%, 11/1/41 (4) 2,040 2,107
Suffolk County Economic Dev., Saint Johnland Assisted Living,
5.375%, 11/1/54 (4) 1,725 1,781
Tompkins County Dev., Kendal at Ithaca, 5.00%, 7/1/29  900 999
Tompkins County Dev., Kendal at Ithaca, 5.00%, 7/1/34  1,685 1,852
Tompkins County Dev., Kendal at Ithaca, 5.00%, 7/1/44  1,835 1,997
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  13,495 14,878
248,687
NORTH CAROLINA 2.3%
North Carolina Medical Care Commission, 4.00%, 3/1/51 (7) 2,500 2,677
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/36 (7) 2,320 2,477
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42 (7) 1,000 1,048
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 4.70%, 7/1/37  2,750 2,911
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 4.875%, 7/1/40  5,365 5,689
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 5.00%, 7/1/45  4,450 4,719
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 6.25%, 7/1/35  4,500 4,823
North Carolina Medical Care Commission, Aldersgate United
Methodist, Series A, 5.00%, 7/1/47  1,170 1,257
North Carolina Medical Care Commission, Lutheran Services,
4.75%, 3/1/32  1,000 1,021

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/37  2,000 2,042
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/42  2,000 2,039
North Carolina Medical Care Commission, Pennybyrn at Maryfield,
5.00%, 10/1/25  4,345 4,629
North Carolina Medical Care Commission, Pennybyrn at Maryfield,
5.00%, 10/1/30  1,900 2,038
North Carolina Medical Care Commission, Pennybyrn at Maryfield,
5.00%, 10/1/35  5,750 6,110
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  920 1,004
North Carolina Medical Care Commission, Salemtowne, 5.375%,
10/1/45  11,750 12,736
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/31  1,750 1,916
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/37  1,550 1,682
North Carolina Medical Care Commission, United Church Homes,
5.00%, 9/1/41  1,680 1,796
North Carolina Medical Care Commission, United Church Homes,
Series A, 5.00%, 9/1/37  2,100 2,230
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/40  14,785 17,160
North Carolina Turnpike Auth., 5.00%, 1/1/30  1,450 1,739
North Carolina Turnpike Auth., 5.00%, 1/1/32  2,250 2,681
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/42  1,160 1,333
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47  5,345 6,110
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/51  5,200 5,929
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/54  20,280 23,092
Univ. of North Carolina at Chapel Hill, Series B, VRDN, 0.02%,
2/15/31  945 945
123,833
OHIO 4.9%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  105,210 121,873
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/43  1,700 1,979
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/53  5,450 6,343
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42  4,500 5,245
Cuyahoga County, MetroHealth System, 5.00%, 2/15/57  3,000 3,456
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  19,945 23,674
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  12,805 15,166
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/44  5,050 5,933

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  4,520 5,274
Franklin County, OPRS Communities, Series A, 6.125%, 7/1/40
(Prerefunded 7/1/22) (8) 435 462
Franklin County, OPRS Communities, Unrefunded Balance,
Series A, 6.125%, 7/1/40  6,865 7,202
Marion County, United Church Homes, 5.00%, 12/1/39  1,650 1,791
Marion County, United Church Homes, 5.125%, 12/1/49  1,825 1,968
Muskingum County, Genesis Healthcare, 5.00%, 2/15/44  5,000 5,195
Ohio, Series A, 4.00%, 1/15/38  1,065 1,253
Ohio, Series A, 4.00%, 1/15/39  2,000 2,347
Ohio, Series A, 5.00%, 1/15/50  2,500 3,109
Ohio Air Quality Dev. Auth., AK Steel, 6.75%, 6/1/24 (5) 6,000 6,125
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  8,700 9,456
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48 (4)(5) 2,000 2,269
Ohio Air Quality Dev. Auth., Vanadium Project, 5.00%, 7/1/49 (4)
(5) 17,200 19,389
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38 (4) 2,500 2,525
Southeastern Ohio Port Auth., Memorial Health System, 5.75%,
12/1/32  1,000 1,051
Southeastern Ohio Port Auth., Memorial Health System, 6.00%,
12/1/42  10,100 10,415
263,500
OKLAHOMA 1.0%
Norman Regional Hosp. Auth., 4.00%, 9/1/45  8,295 9,520
Oklahoma County Fin. Auth., Epworth Villa, 6.00%, 4/1/30  825 825
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.00%,
4/1/33  1,000 943
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.125%,
4/1/42  3,000 2,670
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.875%,
4/1/30  3,360 3,361
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.75%,
4/1/27  645 645
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/52  5,590 6,897
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  9,050 11,140
Tulsa Airports Improvement Trust, Series C, 5.50%, 12/1/35 (5) 11,000 11,816
Tulsa County Ind. Auth., Montereau Project, 5.00%, 11/15/31  1,870 2,136
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/37  1,250 1,425
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,375 1,552
52,930
OREGON 0.1%
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/32  500 560

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/37  500 555
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/47  1,400 1,537
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/52  1,500 1,644
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 4.00%, 11/15/26  430 450
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 5.00%, 11/15/31  350 380
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 5.00%, 11/15/36  455 489
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 5.00%, 11/15/46  1,290 1,371
6,986
PENNSYLVANIA 3.7%
Allegheny County IDA, U.S. Steel, 4.875%, 11/1/24  1,215 1,326
Allentown Neighborhood Improvement Zone Dev. Auth., Series A,
5.00%, 5/1/42  1,480 1,528
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/27 (4) 7,700 9,205
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (4) 3,475 4,088
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/33 (4) 3,500 4,190
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/42 (4) 9,000 10,433
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/42 (4) 5,750 6,834
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.375%, 5/1/42 (4) 9,525 11,240
Butler County Hosp. Auth., 5.00%, 7/1/35  8,395 9,543
Butler County Hosp. Auth., 5.00%, 7/1/39  4,750 5,361
Delaware Valley Regional Fin. Auth., Series A, 5.50%, 8/1/28 (15) 5,000 6,539
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/30  820 897
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/34  1,000 1,068
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/35  1,060 1,153
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/39  1,000 1,062
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/46  1,525 1,610
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/47  7,500 8,039

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Franklin County IDA, Menno-Haven, 5.00%, 12/1/43  1,200 1,294
Franklin County IDA, Menno-Haven, 5.00%, 12/1/48  1,300 1,394
Franklin County IDA, Menno-Haven, 5.00%, 12/1/53  1,400 1,498
Lancaster County Hosp. Auth., Brethren Village, 5.25%, 7/1/35  250 267
Lancaster County Hosp. Auth., Brethren Village, 5.50%, 7/1/45  1,000 1,061
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., 5.00%, 9/1/43  5,050 6,222
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/45  14,230 15,816
Montgomery County IDA, Hill at Whitemarsh, 5.25%, 1/1/40  3,500 3,769
Montgomery County IDA, Hill at Whitemarsh, 5.375%, 1/1/50  11,975 12,853
Pennsylvania Economic DFA, VRDN, 9.00%, 4/1/51 (Tender
4/13/28) (4)(5) 11,520 12,810
Pennsylvania Economic DFA, Covanta Project, 3.25%, 8/1/39 (4)
(5) 4,125 4,208
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (5) 7,500 7,986
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student Housing,
Series A, 5.00%, 7/1/32 (Prerefunded 7/1/22) (8) 1,620 1,705
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student Housing,
Series A, 5.00%, 7/1/41 (Prerefunded 7/1/22) (8) 6,500 6,840
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student Housing,
Series A, FRN, 67% of 3M USD LIBOR + 0.65%, 0.785%, 7/1/39  8,400 7,796
Pennsylvania Higher Ed. Fac. Auth., Widener Univ., 5.00%, 7/15/38  2,400 2,577
Pennsylvania Higher Ed. Fac. Auth., Widener Univ., Series A,
5.50%, 7/15/38  2,825 3,010
Philadelphia Higher Ed. Fac. Auth., Temple Univ., 5.00%, 7/1/28  5,000 5,933
Philadelphia Higher Ed. Fac. Auth., Temple Univ., 5.00%, 7/1/30  1,000 1,178
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/37  3,140 3,366
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/42  2,125 2,254
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/49  3,590 3,766
Southcentral Pennsylvania General Auth., Wellspan Health,
Series E, VRDN, 0.02%, 6/1/35  6,540 6,540
198,259
PUERTO RICO 9.6%
Puerto Rico Commonwealth, Series A, GO, 5.125%, 7/1/28 (1)(13) 8,390 7,488
Puerto Rico Commonwealth, Series A, GO, 8.00%, 7/1/35 (1)(13) 52,505 42,267
Puerto Rico Commonwealth, Series A-4, GO, 5.25%, 7/1/30 (3) 1,500 1,542
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.25%, 7/1/25  3,540 3,696
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (4) 20,000 24,232
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33  11,965 12,598
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 12,000 14,268

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (4) 34,250 40,114
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.125%, 7/1/37  7,265 7,660
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.25%, 7/1/24  1,395 1,473
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.25%, 7/1/29  5,115 5,401
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.25%, 7/1/42  7,450 7,866
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.75%, 7/1/37  2,225 2,362
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
6.00%, 7/1/47  11,384 12,121
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
6.125%, 7/1/24  2,200 2,419
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/41 (1)(2) 25,598 20,542
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.125%, 7/1/37 (1)(13) 9,190 7,593
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.50%, 7/1/39 (1)(13) 3,960 3,336
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.75%, 7/1/28 (1)(13) 3,485 2,945
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
5.75%, 7/1/38 (1)(13) 9,608 8,443
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
6.50%, 7/1/37 (1)(13) 1,580 1,440
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
5.75%, 7/1/36 (1)(13) 12,300 10,132
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
5.90%, 7/1/28 (1)(13) 2,505 2,192
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
6.00%, 7/1/39 (1)(13) 15,039 13,328
Puerto Rico Commonwealth, Public Improvement, Series D, GO,
5.75%, 7/1/41 (1)(13) 14,315 12,526
Puerto Rico Electric Power Auth., Series 2013A-RSA-1, 6.75%,
7/1/36 (1)(13) 10,380 10,159
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/29 (1)(13) 11,095 10,596
Puerto Rico Electric Power Auth., Series AAA-RSA-1, 5.25%,
7/1/27 (1)(13) 1,450 1,388
Puerto Rico Electric Power Auth., Series AAA-RSA-1, 5.25%,
7/1/29 (1)(13) 5,000 4,787
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.05%,
7/1/42 (1)(13) 120 115
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/21 (1)(13) 1,860 1,776

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (1)(13) 170 162
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/26 (1)(13) 2,015 1,929
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/27 (1)(13) 2,905 2,782
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (1)(13) 3,465 3,318
Puerto Rico Electric Power Auth., Series SS, 5.00%, 7/1/24 (11) 5,000 5,104
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (1)(13) 595 570
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/24 (1)(13) 2,285 2,182
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (1)(13) 765 731
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (1)(13) 925 883
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (1)(13) 120 115
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/37 (1)(13) 14,800 14,134
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (1)(13) 575 551
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (1)(13) 495 470
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/38 (1)(13) 5,000 4,800
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (1)(13) 210 201
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/35 (1)(13) 4,381 4,195
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (1)(13) 1,000 957
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (1)(13) 1,435 1,381
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (1)(13) 4 4
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (1)(13) 140 127
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (1)(13) 245 231
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/19 (1)(13) 2,480 2,353
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (1)(13) 195 186
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (1)(13) 1,840 1,750

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (1)(13) 525 503
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (1)(13) 210 201
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/26 (1)(13) 4,830 4,625
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  19,368 21,272
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  74 83
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  11,184 12,545
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  34,915 39,744
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  7,474 6,708
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  12,161 10,347
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  28,382 22,339
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  14,232 10,377
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  63,204 20,498
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/51  1,556 366
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  2,500 2,768
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  2,990 3,309
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  6,030 6,760
Puerto Rico Sales Tax Fin., Restructured, Series A-2-, 4.329%,
7/1/40  2,685 2,972
511,338
RHODE ISLAND 0.3%
Central Falls Detention Fac., 7.25%, 7/15/35 (1)(2) 10,815 1,947
Rhode Island Health & Ed. Building, Care New England, Series A,
5.50%, 9/1/28 (Prerefunded 9/1/23) (8) 3,000 3,360
Rhode Island Health & Ed. Building, Care New England, Series A,
6.00%, 9/1/33 (Prerefunded 9/1/23) (8) 4,000 4,523
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/36  5,000 5,703
15,533
SOUTH CAROLINA 0.9%
Connector 2000 Assoc., Series A, Zero Coupon, 1/1/22 (1) 219 215

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32 (1) 4,578 2,336
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42 (1) 23,380 5,933
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51 (1) 39,977 4,781
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32 (1) 1,229 419
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51 (1) 6,187 421
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51 (1) 2,268 136
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27 (1)(2)(4)(5) 850 340
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.00%, 2/1/35 (1)(2)(4)(5) 6,355 2,542
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.25%, 2/1/45 (1)(2)(4)(5) 12,775 5,110
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 8.00%, 12/6/29  2,000 1,810
South Carolina Public Service Auth., Series A, 5.50%, 12/1/54  10,000 11,341
South Carolina Public Service Auth., Series E, 5.25%, 12/1/55  12,250 14,462
49,846
SOUTH DAKOTA 0.1%
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/28  1,435 1,616
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/30  1,535 1,713
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/32  1,370 1,514
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/42  2,000 2,160
7,003
TENNESSEE 0.6%
Chattanooga Health Ed. & Housing Fac. Board, CDFI, 5.00%,
10/1/35  2,750 3,088
Knox County Health Ed. & Housing Fac. Board, Covenant Health,
Series A, 5.00%, 1/1/26  2,730 2,915
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.00%, 12/1/34  500 547
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/42 (Prerefunded 12/1/22) (8) 2,000 2,151
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/44  1,165 1,268
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/49  3,350 3,639
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.375%, 12/1/47 (Prerefunded 12/1/22) (8) 3,500 3,771
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  11,920 14,466
31,845
TEXAS 6.7%
Austin Airport, Series B, 5.00%, 11/15/41 (5) 550 663
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/33  3,125 3,468

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/23  500 510
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  850 968
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  1,750 1,964
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/31  1,545 1,726
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/32  1,700 1,893
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  3,345 3,701
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  500 515
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/29  1,150 1,174
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/32  2,150 2,165
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/34  1,520 1,525
Central Texas Regional Mobility Auth., 5.00%, 1/1/33 (Prerefunded
1/1/23) (8) 4,055 4,368
Central Texas Regional Mobility Auth., 5.00%, 1/1/46  1,900 2,207
Central Texas Regional Mobility Auth., Series B, 4.00%, 1/1/40  770 922
Central Texas Regional Mobility Auth., Series B, 4.00%, 1/1/41  540 645
Central Texas Regional Mobility Auth., Series B, 4.00%, 1/1/51  870 1,018
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/34  525 689
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/39  125 162
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/46  4,000 5,082
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 6.125%, 8/15/48  16,000 18,570
Dallas Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/32 (5) 8,250 9,050
Decatur Hosp. Auth., Wise Regional Health, Series A, 5.00%,
9/1/34  1,700 1,897
Decatur Hosp. Auth., Wise Regional Health, Series A, 5.25%,
9/1/44  7,000 7,820
Fort Bend County Ind. Dev., NRG Energy, Series B, 4.75%,
11/1/42  5,000 5,249
Gulf Coast Auth., Exxon Mobil Project, Series A, VRDN, 0.03%,
6/1/30 (5) 1,100 1,100
Gulf Coast Auth., Exxon Mobil Project, Series B, VRDN, 0.03%,
6/1/25 (5) 500 500
Gulf Coast IDA, Citgo Petroleum, 4.875%, 5/1/25 (5) 11,870 12,150
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian Homes,
Series A, 5.00%, 1/1/38  510 533
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian Homes,
Series A, 5.00%, 1/1/43  520 542

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian Homes,
Series B, 7.00%, 1/1/48 (Prerefunded 1/1/23) (8) 5,250 5,794
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series B,
VRDN, 0.01%, 12/1/59  6,345 6,345
Houston Airport System, Series B-1, 5.00%, 7/15/30 (5) 7,100 7,973
Houston Airport System, Series B-1, 5.00%, 7/15/35 (5) 9,555 10,596
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  1,400 1,548
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/30  1,690 1,848
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/40  2,910 3,073
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  6,660 6,968
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  2,075 2,272
Lower Neches Valley Auth. Ind. Dev., VRDN, 0.01%, 5/1/46  1,870 1,870
Matagorda County Navigation Dist. No. 1, AEP Texas Central,
Series B-2, 4.00%, 6/1/30  6,000 6,289
Mission Economic Dev., Natagasoline, Series B, 4.625%,
10/1/31 (4)(5) 15,025 15,929
Montgomery County Toll Road Auth., 5.00%, 9/15/32  550 631
Montgomery County Toll Road Auth., 5.00%, 9/15/33  570 653
Montgomery County Toll Road Auth., 5.00%, 9/15/34  600 686
Montgomery County Toll Road Auth., 5.00%, 9/15/35  560 640
Montgomery County Toll Road Auth., 5.00%, 9/15/36  1,400 1,597
Montgomery County Toll Road Auth., 5.00%, 9/15/38  1,305 1,485
Montgomery County Toll Road Auth., 5.00%, 9/15/43  3,905 4,419
Montgomery County Toll Road Auth., 5.00%, 9/15/48  3,925 4,426
New Hope Cultural Ed. Fac. Fin., Blinn College, Series A, 5.00%,
7/1/57  10,000 11,068
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/29  5,845 6,295
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/46  15,645 16,540
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/46 (3) 3,120 3,467
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/30 (Prerefunded 4/1/25) (8) 500 587
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/35 (Prerefunded 4/1/25) (8) 1,520 1,785
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (8) 6,020 7,069
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A-1, 5.00%, 7/1/58 (3) 2,975 3,611
New Hope Cultural Ed. Fac. Fin., Legacy Midtown, Series A,
5.50%, 7/1/54  4,525 4,780
New Hope Cultural Ed. Fac. Fin., MRC Crestview, 5.00%, 11/15/36  550 589
New Hope Cultural Ed. Fac. Fin., MRC Crestview, 5.00%, 11/15/46  1,550 1,642
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.375%, 11/15/36  500 501

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/46  1,000 979
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/52  1,000 961
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/31  1,000 1,086
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  465 504
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  1,000 1,083
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/34  1,000 1,081
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,500 1,610
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  6,000 6,462
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus Christi,
Series A, 5.00%, 4/1/37 (Prerefunded 4/1/27) (8) 1,700 2,107
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus Christi,
Series A, 5.00%, 4/1/42 (Prerefunded 4/1/27) (8) 2,000 2,479
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (4)(5) 2,075 2,149
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
4.00%, 1/1/50 (4)(5) 3,840 3,978
Tarrant County Cultural Ed. Fac. Fin., Buckingham Senior Living
Community, 5.25%, 11/15/35 (1)(2) 900 405
Tarrant County Cultural Ed. Fac. Fin., Buckingham Senior Living
Community, 5.50%, 11/15/45 (1)(2) 2,875 1,294
Tarrant County Cultural Ed. Fac. Fin., Buckingham Senior Living
Community, 5.625%, 11/15/41 (1)(2) 3,000 1,350
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/27  1,510 1,810
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/29  1,665 1,975
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/30  1,000 1,180
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  2,500 2,901
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  3,875 4,471
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  4,220 4,840
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
High School, Series A, 5.00%, 11/15/45  10,425 9,342
Tarrant County Cultural Ed. Fac. Fin., Methodist Hosp. System,
Series A, VRDN, 0.02%, 10/1/41  1,825 1,825

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Tarrant County Cultural Ed. Fac. Fin., Northwest Senior Housing,
5.25%, 11/15/47  2,020 1,865
Tarrant County Cultural Ed. Fac. Fin., Stayton at Museum Way,
Series A, 5.75%, 12/1/54  7,428 7,952
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/27  3,300 4,115
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/28  4,400 5,600
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29  3,975 5,141
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  4,625 6,061
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  3,925 5,200
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/32  4,425 5,958
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/50 (5) 5,950 6,702
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/55 (5) 4,060 4,562
Texas Transportation Commission, First Tier Toll, State Highway,
5.00%, 8/1/57  11,045 12,904
Texas, Veterans, GO,VRDN, 0.08%, 12/1/51  2,100 2,100
359,784
UTAH 0.3%
Salt Lake City Airport, Series A, 5.00%, 7/1/42 (5) 5,500 6,624
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (5) 4,000 4,818
Utah County, IHC Health Services, Series C, VRDN, 0.05%,
5/15/51  2,000 2,000
13,442
VIRGIN ISLANDS 0.1%
Virgin Islands PFA, Matching Fund, Series A, 6.00%, 10/1/39  4,865 4,875
Virgin Islands PFA, Matching Fund, Diageo, Series A, 6.75%,
10/1/37  2,000 2,016
6,891
VIRGINIA 6.4%
Albemarle County Economic Dev. Auth., Westminster-Canterbury
Blue Ridge, Series A, 5.00%, 1/1/42  3,250 3,330
Botetourt County, Residential Care Fac., Glebe, Series A, 6.00%,
7/1/34  7,300 8,264
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  15,835 18,633
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  14,795 17,345
Chesapeake Expressway Toll Road, Series B, STEP, 7/15/40  7,525 8,199
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/32  1,650 1,793
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/42  2,800 3,004

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/47  2,000 2,140
James City County Economic Dev. Auth., United Methodist
Homes, Series A, 2.00%, 10/1/48  1,103 96
James City County Economic Dev. Auth., United Methodist
Homes, Series A, 6.00%, 6/1/43  5,339 5,608
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/35  4,020 4,213
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/46  5,150 5,332
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  6,250 6,639
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  4,270 4,481
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, Series A, 5.00%, 1/1/49  3,250 3,444
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,000 1,179
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/34  1,250 1,471
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  2,000 2,351
Tobacco Settlement Fin., Capital Appreciation, Series C, Zero
Coupon, 6/1/47  27,000 6,311
Virginia College Building Auth., Marymount Univ., 5.00%,
7/1/45 (4) 5,000 5,271
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (4) 1,400 1,524
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/35 (4) 1,805 1,942
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/23 (4) 1,320 1,392
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/24 (4) 1,390 1,495
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/25 (4) 1,455 1,594
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/30 (4) 4,735 5,109
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/35 (4) 1,200 1,280
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/45 (4) 3,110 3,279
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.75%, 1/1/25 (5) 2,180 2,286
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
5.00%, 1/1/26 (5) 2,000 2,100

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
5.00%, 7/1/26 (5) 2,000 2,098
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
5.50%, 1/1/42 (5) 22,950 24,118
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
6.00%, 1/1/37 (5) 22,735 24,053
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2012, 5.00%, 1/1/40 (5) 24,620 25,264
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2017, 5.00%, 1/1/40 (5) 18,790 19,282
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/47 (5) 1,500 1,807
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (5) 11,000 13,235
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (5) 83,735 100,321
341,283
WASHINGTON 1.0%
Adams County Public Hosp. Dist. No. 2, GO, 5.125%, 12/1/44  2,660 2,901
Greater Wenatchee Regional Events Center Pub. Fac. Dist.,
Series A, 5.00%, 9/1/27  1,600 1,663
Greater Wenatchee Regional Events Center Pub. Fac. Dist.,
Series A, 5.25%, 9/1/32  1,000 1,037
Greater Wenatchee Regional Events Center Pub. Fac. Dist.,
Series A, 5.50%, 9/1/42  1,500 1,555
Port of Seattle IDC, Delta Airlines, 5.00%, 4/1/30 (5) 3,000 3,207
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  7,550 8,710
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/38 (4) 830 898
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/48 (4) 1,900 2,029
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/53 (4) 1,100 1,172
Washington State Housing Fin. Commission, Judson Park, 4.00%,
7/1/28 (4) 225 239
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/33 (4) 225 246
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/38 (4) 650 705
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/48 (4) 2,100 2,259
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/46 (4) 3,250 3,500
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/51 (4) 6,735 7,241

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Transform Age
Project, 2.375%, 1/1/26 (4) 2,975 2,975
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (4) 3,825 4,218
Washington State Housing Finance Commission, Series 2021-1,
Class A, 3.50%, 12/20/35  8,050 9,362
53,917
WEST VIRGINIA 0.2%
Monongalia County Commission Excise Tax Dist., Series A,
4.125%, 6/1/43 (4)(7) 2,250 2,252
Monongalia County Commission Excise Tax Dist., Series B,
4.875%, 6/1/43 (4)(7) 1,500 1,501
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (4) 2,450 2,679
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (4) 2,450 2,682
West Virginia Economic Dev. Auth., Arch Resources, VRDN,
5.00%, 7/1/45 (Tender 7/1/25) (5) 3,000 3,172
12,286
WISCONSIN 2.1%
PFA, Celanese, Series C, 4.30%, 11/1/30 (5) 5,000 5,573
PFA, Celanese, Series D, 4.05%, 11/1/30  2,500 2,757
PFA, Church Home of Hartford, 5.00%, 9/1/30 (4) 800 874
PFA, Church Home of Hartford, 5.00%, 9/1/38 (4) 1,725 1,860
PFA, Corvian Community School, Series A, 4.00%, 6/15/29 (4) 1,000 1,055
PFA, Corvian Community School, Series A, 5.00%, 6/15/39 (4) 1,000 1,078
PFA, Corvian Community School, Series A, 5.00%, 6/15/49 (4) 1,750 1,864
PFA, Corvian Community School, Series A, 5.125%, 6/15/47 (4) 2,635 2,753
PFA, Founders of Academy Las Vegas, Series A, 5.00%, 7/1/40 (4) 710 800
PFA, Founders of Academy Las Vegas, Series A, 5.00%, 7/1/55 (4) 1,450 1,605
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/37 (4) 550 605
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/42 (4) 1,230 1,349
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/47 (4) 1,225 1,344
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/52 (4) 2,300 2,523
PFA, Mountain Island Charter School, 5.00%, 7/1/37  825 887
PFA, Mountain Island Charter School, 5.00%, 7/1/47  2,000 2,134
PFA, Mountain Island Charter School, 5.00%, 7/1/52  4,300 4,580
PFA, Nevada State College, 5.00%, 5/1/55 (4) 6,400 5,704
Platteville Redev. Auth., UM-Platteville Real Estate, 5.00%, 7/1/42  2,225 2,300
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN, 0.01%,
4/1/48  1,600 1,600
Wisconsin HEFA, Benevolent, 5.00%, 6/1/37  1,110 1,208
Wisconsin HEFA, Benevolent, 5.00%, 6/1/41  1,660 1,796
Wisconsin HEFA, Marshfield Clinic, Series B, 5.00%, 2/15/40  5,000 5,130

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/40  1,000 1,064
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/45  1,300 1,378
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/50  4,680 4,953
Wisconsin HEFA, Saint John's Communities, Series B, 5.00%,
9/15/37  650 674
Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25 (5) 6,000 6,992
Wisconsin PFA, Founders of Academy Las Vegas, Series A,
4.00%, 7/1/30 (4) 400 434
Wisconsin PFA, National Gypsum, 4.00%, 8/1/35 (5) 19,730 20,164
Wisconsin PFA, Searstone Retirement Community, Series A,
5.20%, 6/1/37  5,055 5,182
Wisconsin PFA, Searstone Retirement Community, Series A,
5.30%, 6/1/47  6,000 6,104
Wisconsin PFA, Searstone Retirement Community, Series A,
5.375%, 6/1/52  3,935 4,008
Wisconsin PFA, Southminster, 5.00%, 10/1/43 (4) 2,250 2,485
Wisconsin PFA, Southminster, 5.00%, 10/1/48 (4) 2,000 2,201
Wisconsin PFA, Southminster, 5.00%, 10/1/53 (4) 5,760 6,327
113,345
Total Municipal Securities (Cost $4,966,450) 5,333,044
Total Investments in Securities 99.9%
(Cost $4,966,663) $ 5,333,441
Other Assets Less Liabilities 0.1% 3,039
Net Assets 100.0% $ 5,336,480
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security is in default or has failed to make a scheduled interest and/or principal payment.
(3) Insured by Assured Guaranty Municipal Corporation
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$812,810 and represents 15.2% of net assets.
(5) Interest subject to alternative minimum tax.
(6) Insured by Berkshire Hathaway Assurance Corporation
(7) When-issued security
(8) Prerefunded date is used in determining portfolio maturity.
(9) Insured by Assured Guaranty Corporation
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.

T. ROWE PRICE Tax-Free High Yield Fund

The accompanying notes are an integral part of this Portfolio of
Investments.
.
.
.
.
.
.
.
.
.
.
(11) Insured by National Public Finance Guarantee Corporation
(12) Insured by ACA Financial Guaranty Corporation
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Escrowed to maturity
(15) Insured by AMBAC Assurance Corporation
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Tax-Free High Yield Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could

T. ROWE PRICE Tax-Free High Yield Fund

reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F59-054Q1 05/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 5,333,044 $ — $ 5,333,044
Common Stocks 397 — — 397
Total $ 397 $ 5,333,044 $ — $ 5,333,441